Derivative financial instruments (Details of derivative financial liabilities) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Details of derivative financial instruments [line items]
Derivative financial liabilities	¥ 210,664	¥ 334,738
Less: non-current portion	148,486	201,169
Current portion	62,178	133,569
Hedging instruments for cash flow hedge (fuel swap contracts) [member]
Details of derivative financial instruments [line items]
Derivative financial liabilities	11,794	164,464
Less: non-current portion	2,026	31,673
Hedging instruments for cash flow hedge (exchange forward contracts) [member]
Details of derivative financial instruments [line items]
Derivative financial liabilities	68,102	454
Less: non-current portion	21,745	295
Hedging instruments for cash flow hedge (interest rate swap contracts) [member]
Details of derivative financial instruments [line items]
Derivative financial liabilities	130,643	169,201
Less: non-current portion	124,715	169,201
Financial instruments at fair value through profit or loss (fuel swap contracts) [member]
Details of derivative financial instruments [line items]
Derivative financial liabilities	¥ 125	¥ 619